Shareholders' Equity (Details Narrative) - USD ($)	1 Months Ended					6 Months Ended	12 Months Ended
	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Apr. 30, 2018	Apr. 30, 2017	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017	May 31, 2016	Apr. 30, 2016	May 31, 2015	Apr. 30, 2015
Convertible promissory notes								$ 181,500
Warrants issued									25,000
Warrant exercise price									$ 0.01
Number of warrants exercised			16,666
Number of warrants exercised, value			$ 166
Number of options, granted	505,000	505,000		560,400	253,846	505,000	560,400	263,846
Exercise price of options granted						$ 0.43	$ 0.50	$ 0.64
Option term	10 years	10 years				6 years 11 months 23 days	6 years 11 months 15 days	3 years 4 months 17 days
Minimum [Member]
Exercise price of options granted	$ 0.41	$ 0.41
Option vested period	4 years	4 years
Maximum [Member]
Exercise price of options granted	$ 0.44	$ 0.44
Option vested period	5 years	5 years
Warrant [Member]
Warrants issued			16,666
Warrant exercise price			$ 0.01
Convertible Promissory Note [Member]
Convertible promissory notes			$ 181,500		$ 165,000					$ 200,000	$ 200,000	$ 200,000	$ 200,000
Conversion price per share			$ 0.50		$ 0.85							$ 1.50	$ 1.50
Principal and accrued interest			$ 211,983
Debt instrument conversion shares			423,966
Warrant exercise price					$ 0.65					$ 1.50	$ 1.50	$ 1.50	$ 1.50